OTHER LONG TERM ASSETS (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Mar. 31, 2015
Other long term assets [Line Items]
Amortization of additional interest		$ 357,000	$ 0
Provision for uncollectible receivables	$ (0.000)	(4,729,000.000)	0	$ 0
Other long term assets		4,744,000	$ 0		$ 9,116,000
Other long term assets acquired upon the merger, Principal					$ 10,000,000
Other long term assets acquired upon the merger, Discount Rate					7.00%
Other long term assets acquired upon the merger, Interest Rate					2.00%
Interest Income, Other		600,000
Principal amount [Member]
Other long term assets [Line Items]
Interest Income, Other		400,000
Principal amount [Member]
Other long term assets [Line Items]
Interest Income, Other		$ 200,000